UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

Wireless Fund

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020

(Address of principal executive offices)              (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Wireless Fund

Semi-Annual Report

September 30, 2005

Letter To Shareholders, November 2005

Dear Fellow Shareholders,

For the six-month period ended September 30, 2005, the Wireless Fund posted a total return of 26.09%.  For comparative purposes, the S&P 500 Index gained 5.02% and the Nasdaq Composite Index advance 8.00% over the same period.  Please see the average annual total returns section and the accompanying financial statements for the Fund's longer-term performance.  All return data includes reinvested dividends but does not reflect the impact of taxes.

The United States is no longer the sole, or arguably even the most important driver of world growth.  China, Mexico and Japan are all growing faster than the United States today.  There is no question that the U.S. business sector looks very healthy.  Balance sheets in corporate America are stronger than at any time since the 1960s. The corporate cash flow-to-capital spending ratio has seldom been higher in the postwar era. Quarterly profits reports in the U.S. have generally outpaced expectations over the last year.  Indeed, real corporate profits are growing faster in this decade than they did in the miracle 1990s!

Oversees, there is no slowdown in sight for China.  China’s reported growth shows real Gross Domestic Product growing close to an annualized pace of about 9.5%.  Japan is growing real GDP in the first half of 2005 at its fastest pace in 15 years.  China, Mexico and Japan appear poised to experience continued growth in the coming year.  Communications is a key to the growth of all the countries just discussed.  Worldwide, the wireless industry has become one of the key enablers to growth.  It is estimated that there will be more than 2.1 billion wireless subscribers worldwide by the end of this year, 350 million of whom will have subscribed for the first time in 2005.  The total number of new subscribers over the period of 2004 thru 2009 is expected to be over 775 million worldwide.

Turning to the portfolio, the most important theme for the Fund in 2005 has been our investments in companies leveraged to new technologies and subscriber growth.

2005 Semi-Annual Report  1

Radio & TV Broadcasting & Communications Equipment was the Fund's most heavily-weighted sector as of September 30, 2005, representing 24.89% of the portfolio.  Qualcomm (Nasdaq: QCOM) was the largest holding in this category at 8.60%.  Qualcomm is the pioneer and world leader of Code Division Multiple Access (CDMA) digital wireless technology.  Motorola, Inc. (NYSE: MOT) was the second largest holding in the sector at 5.49%.  Motorola, Inc. provides mobility products and solutions across broadband, embedded systems, and wireless networks worldwide.

The Radiotelephone Communications sector represented the second largest percentage of the portfolio at the end of the period (20.51%). Dobson Communications Corp. (Nasdaq: DCEL) was the largest holding in this category at 5.37%.  Dobson Communications Corp. provides rural and suburban wireless communications services in the United States.

Finally, at 16.30%, the Communications Services sector represented the third largest percentage of the portfolio.  American Tower Corp. (NYSE: AMT) was the largest holding in this category at 8.17%. American Tower Corp. and its subsidiaries engage in the ownership, operation, and development of wireless and broadcast communications sites in the United States, Mexico, and Brazil.

Looking ahead, we remain confident that over the next several years the wireless industry will be one of the leading drivers of economic growth.  As a result, we believe our investors will continue to be rewarded for their commitment to a long-term investment strategy.  As always, we appreciate your confidence in our abilities and thank you for your investment in the Wireless Fund.

Sincerely,

Jeffrey R. Provence

2005 Semi-Annual Report  2

Wireless Fund Sector Distribution (Unaudited)

  Industry Sector

                  Percentage of Net Assets

  1. Radio & TV Broadcasting & Communications Equipment

                     24.89%

  2. Radiotelephone Communications

         20.51%

  3. Communications Services

         16.30%

  4. Telephone Communications (No Radiotelephone)

                     12.90%

  5. Other Assets in Excess of Liabilities

           7.01%

  6. Telephone & Telegraph Apparatus

                       5.17%

  7. Services - Computer Programming

           4.31%

  8. Electronic Components, NEC

                       2.61%

  9. Services - Business Services

           1.96%

10. Electronic Parts & Equipment, Not Elsewhere Classified

                       1.56%

11. Services - Prepackaged Software

           1.40%

12. Cable & Other Pay Television Services

                       1.38%

Average annual total returns for the period ended 9/30/05 (4/3/00 Inception)

9/30/05 NAV $4.06

 Since

1 Year

3 Year

 5 Year

           Inception

Wireless Fund

26.88%

29.69%

-26.42%

-25.18%

Nasdaq**

14.19%

23.09%

  -9.71%

-12.42%

Standard & Poor’s 500 Index***

12.25%

16.67%

  -1.49%

  -2.01%

*Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**The Nasdaq Composite (Nasdaq) is a capitalization-weighted index of all common stocks listed on Nasdaq and is an unmanaged group of stocks whose composition is different from the Fund.

***The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2005 Semi-Annual Report  3

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses with similar costs of investing in other mutual funds. The example is is based on an investment of $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) invested in the Fund on March 31, 2005 and held through September 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                  Expenses Paid

                                Beginning

                                          Ending                 During the Period*

                                          Account Value

                                     Account Value           March 31, 2005 to

                                         March 31, 2005

                                 September 30, 2005      September 30, 2005

                            Actual

                                   $1,000

                                                    $1,260.87

                                                                   $11.05

                            Hypothetical

                                                           $1,000

                                                    $1,015.29

                                                                     $9.85

                            (5% annual return

                            before expenses)

                            *    Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2005 Semi-Annual Report  4

                                  SCHEDULE OF INVESTMENTS - WIRELESS FUND

                                                                        (Unaudited)

                                                               SEPTEMBER 30, 2005

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
3,000	Echostar Communications Corp. *	$ 88,710	1.38%

Communications Services
21,087	American Tower Corp. *	526,121
10,600	Crown Castle International, Corp. *	261,078
17,000	SBA Communications Corp. *	262,310
		1,049,509	16.30%

Electronic Components, NEC
18,500	Micronetics, Inc. *	168,350	2.61%

Electronic Parts & Equipment, Not Elsewhere Classified
5,250	Brightpoint, Inc. *	100,485	1.56%

Radiotelephone Communications
11,800	Centennial Communications Corp. *	176,764
45,000	Dobson Communications Corp. *	345,600
6,000	Golden Telecom	189,420
9,900	Nextel Partners *	248,490
2,400	NII Holdings, Inc. *	202,680
1,800	United States Cellular Corp. *	96,156
7,000	Ubiquitel Inc. *	61,180
		1,320,290	20.51%

Radio & TV Broadcasting & Communications Equipment
5,000	Globecomm Systems, Inc. *	39,250
4,600	LM Ericsson ADR	169,464
16,000	Motorola, Inc.	353,440
12,776	Nokia Corp.	216,042
20,800	Powerwave Technologies, Inc. *	270,192
12,375	Qualcomm, Inc.	553,781
		1,602,169	24.89%

Services - Business Services
6,000	Jamdat Mobile, Inc. *	126,000	1.96%
Services - Computer Programming
10,000	Amdocs Ltd. *	277,300	4.31%

Services - Prepackaged Software
5,000	Openwave Systems *	89,900	1.40%

Telephone Communications (No Radiotelephone)
22,000	Alamosa Holdings, Inc. *	376,420
18,000	Alaska Communications Systems Group, Inc.	205,920
6,000	America Movil SA de CV, ADR	157,920
12,000	Cable and Wireless plc	90,240
		830,500	12.90%

Telephone & Telegraph Apparatus
12,680	Comverse Technology, Inc.*	333,103	5.17%

Total for Common Stock (Cost $5,223,228)		5,986,316	92.99%

Cash and Equivalents
453,729	First American Treasury Obligation Fund Cl S 2.81% **	453,729	7.05%
	(Cost - $453,729)

	Total Investments
	(Cost - $5,676,957)	6,440,045	100.04%

	Liabilities In Excess of Other Assets	(2,412)	-0.04%

	Net Assets	$ 6,437,633	100.00%

* Non-Income producing securities.

** Variable rate security; the coupon rate shown represents the rate at September 30, 2005.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report  5

                                                WIRELESS FUND

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 6,440,045
(Cost - $5,676,957)
Receivables:
Dividends and Interest	7,345
Shareholder Purchases	2,500
Total Assets	6,449,890
Liabilities
Payables:
Advisory Fees	10,433
Shareholder Redemptions	1,824
Total Liabilities	12,257
Net Assets	$ 6,437,633
Net Assets Consist of:
Paid In Capital	32,133,422
Accumulated Undistributed Net Investment Loss	(27,582)
Realized Gain (Loss) on Investments - Net	(26,431,295)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	763,088
Net Assets, for 1,585,373 Shares Outstanding	$ 6,437,633
(Unlimited number of shares authorized without par value)
Net Asset Value and Redemption Price
Per Share ($6,437,633/1,585,373 shares)	$ 4.06

Statement of Operations
For the six months ended September 30, 2005 (Unaudited)
Investment Income:
Dividends	$ 24,179
Interest	3,952
Total Investment Income	28,131
Expenses: (Note 3)
Management Fees	55,713
Total Expenses	55,713

Net Investment Loss	(27,582)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(350,875)
Change In Unrealized Appreciation (Depreciation) on Investments	1,661,892
Net Realized and Unrealized Gain (Loss) on Investments	1,311,017

Net Increase (Decrease) in Net Assets from Operations	$ 1,283,435

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report  6

                                                            WIRELESS FUND

Statements of Changes in Net Assets
	(Unaudited)
	4/1/2005	4/1/2004
	to	to
	9/30/2005	3/31/2005
From Operations:
Net Investment Loss	$ (27,582)	$ (113,102)
Net Realized Gain (Loss) on Investments	(350,875)	(3,237,957)
Change In Net Unrealized Appreciation (Depreciation)	1,661,892	1,519,178
Increase (Decrease) in Net Assets from Operations	1,283,435	(1,831,881)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,823,632	1,173,229
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(1,803,382)	(3,439,917)
Net Increase (Decrease) from Shareholder Activity	20,250	(2,266,688)

Net Increase (Decrease) in Net Assets	1,303,685	(4,098,569)

Net Assets at Beginning of Period	5,133,948	9,232,517
Net Assets at End of Period (Including Accumulated	$6,437,633	$5,133,948
Undistributed Net Investment Income (loss)
of ($27,582) and $0, respectively

Share Transactions:
Issued	482,091	314,083
Reinvested	-	-
Redeemed	(489,346)	(973,551)
Net increase (decrease) in shares	(7,255)	(659,468)
Shares outstanding beginning of period	1,592,628	2,252,096
Shares outstanding end of period	1,585,373	1,592,628

Financial Highlights
	(Unaudited)
Selected data for a share outstanding	4/1/2005		4/1/2004	4/1/2003	4/1/2002	4/1/2001	4/3/2000**
throughout the period:	to		to	to	to	to	to
	9/30/2005		3/31/2005	3/31/2004	3/31/2003	3/31/2002	3/31/2001
Net Asset Value -
Beginning of Period	$ 3.22		$ 4.10	$ 2.29	$ 4.07	$ 5.92	$ 20.00
Net Investment Income/(Loss)	(0.02)		(0.06)	(0.06)	(0.04)	(0.09)	(0.23)
Net Gains or Losses on Investments
(realized and unrealized)	0.86		(0.82)	1.87	(1.74)	(1.76)	(13.85)
Total from Investment Operations	0.84		(0.88)	1.81	(1.78)	(1.85)	(14.08)
Net Asset Value -
End of Period	$ 4.06		$ 3.22	$ 4.10	$ 2.29	$ 4.07	$ 5.92
Total Return***	26.09%		(21.46)%	79.04%	(43.74)%	(31.25)%	(70.40)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	6,438		5,134	9,233	4,627	8,372	10,519

Ratio of Expenses to Average Net Assets	1.95%	*	1.95%	1.95%	1.95%	1.95%	1.95%	*
Ratio of Net Investment Income/(Loss) to Average Net Assets	-0.97%	*	-1.70%	-1.75%	-1.67%	-1.70%	-1.60%	*
Portfolio Turnover Rate	56.21%	*	55.24%	15.74%	20.08%	50.52%	247.88%	*

* Annualized.
** Commencement of operations.
*** Total returns in the above table represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report  7

NOTES TO FINANCIAL STATEMENTS - WIRELESS FUND

(UNAUDITED)

September 30, 2005

1.) ORGANIZATION

Wireless Fund (the"Fund") is a non-diversified series of the Wireless Trust (the "Trust"), an open-ended management investment company.  The Trust was organized in Massachusetts as a business trust on January 13, 2000 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund, under normal market conditions, invests a least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the trade date basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

2005 Semi-Annual Report  8

OTHER:

Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital or net realized short-term gains.

3.) INVESTMENT ADVISORY AGREEMENT

Value Trend Capital Management, LP (the “Adviser”), manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund.  Value Trend Capital Management also pays the salaries and fees of all officers and trustees of the Trust who are also officers, partners, or employees of Value Trend.  Value Trend Capital Management pays all operating expenses of the Fund, with the exception of taxes, interest, borrowing expenses (such as (a) interest and (b) dividends on short sales), brokerage commissions and extraordinary expenses.  For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of the Wireless Fund.  Berkshire Capital Holdings, Inc.  ("Berkshire Capital"), is the Sub-Adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Investment Adviser.  As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser compensation at the annual rate of 0.35% of the Fund's average daily net assets from the Adviser's fee.  As a result of the above calculation, for the six month period ended September 30, 2005, the Adviser and Sub-Adviser received management fees totaling $55,713.  At March 31, 2005, the Fund owed $10,433 to the Adviser.

4.) RELATED PARTY TRANSACTIONS

Control persons of Value Trend Capital Management, LP. also serve as directors/officers of the Fund.  These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.  The Trustees who are not interested persons of the Fund were paid $1,000 in Trustees fees through September 30, 2005 by the Adviser.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at September 30, 2005 was $32,133,422  representing 1,585,373 shares outstanding.

6.) INVESTMENT TRANSACTIONS

For the six-month period ended September 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,514,052 and $1,852,460, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at September 30, 2005 was $5,676,957.  At September 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

 $1,414,357

  ($651,269)

    $763,088

7.) LOSS CARRYFORWARDS

At March 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $23,508,598, of which $14,791,823 expires in 2009, $4,289,293 expires in 2010, $1,200,315 expires in 2011, $375,757 expires in 2012, and $2,851,410 expires in 2013. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

8.)  DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions for the six month period ended September 30, 2005.

2005 Semi-Annual Report  9

PROXY VOTING GUIDELINES (Unaudited)

Value Trend Capital Management, LP, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.wireless-fund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling our toll free number(1-800-590-0898). This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

2005 Semi-Annual Report  10

Board of Trustees

Thomas H. Addis III

George Cossolias, CPA

Bradley J. DeHaven

Jeffrey R. Provence

Ross C. Provence

Investment Adviser

Value Trend Capital Management, LP

480 North Magnolia Avenue, Suite 103

El Cajon, CA 92020

Sub-Adviser

Berkshire Capital Holdings, Inc.

475 Milan Drive, Suite 103

San Jose, CA 95134

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Wireless Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wireless Fund

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:             12/8/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:             12/8/05

By : /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date:             12/8/05